SHARE CAPITAL AND SHAREBASED PAYMENTS	9 Months Ended
Sep. 30, 2022
Share Capital And Share-based Payments

15. SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a)	Authorized:Unlimited common shares without par value, 14,180 treasury shares issued at cost of $97

(b)	Issued:

(i)

During the nine months ended September 30, 2022, the Company issued 14,000,000 common shares as part of the acquisition of La Preciosa from Coeur Mining Inc.. As a result, $13,650 was recorded to share capital, and exploration and evaluation assets as acquisition costs, representing the closing price on the Toronto Stock Exchange on March 21, 2022, the date of the issuance and closing.

The Company further issued 1,075,000 common shares as payment for services provided during the acquisition, and as a result $980 was recorded to share capital and exploration and evaluation assets as acquisition costs.

During the nine months ended September 30, 2022, the Company issued 48,000 common shares following the exercise of 48,000 options. As a result, $46 was recorded to share capital, representing cash proceeds of $31 and the fair value upon issuance of $15.

During the nine months ended September 30, 2022, the Company issued 982,879 common shares upon exercise of RSUs. As a result, $899 was recorded to share capital.

(ii)

During the year ended December 31, 2021, the Company issued 10,050,000 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $19,020. The Company paid a 2.75% cash commission of $523 on gross proceeds, for net proceeds of $18,497, and incurred additional $400 in issuance costs during the period.

During the year ended December 31, 2021, the Company issued 1,030,362 common shares following the exercise of 1,030,362 warrants. As a result, $1,911 was recorded to share capital, representing cash proceeds of $824, fair value of the warrants on the date of exercise (see Note 14 for valuation methodology of $US denominated warrants) of $1,106, and movements in foreign exchange of $(19).

During the year ended December 31, 2021, the Company issued 264,000 common shares following the exercise of 264,000 options. As a result, $364 was recorded to share capital, representing cash proceeds of $237 and the fair value upon issuance of $127.

During the year ended December 31, 2021, the Company issued 1,330,167 common shares upon exercise of RSUs. As a result, $1,278 was recorded to share capital.
(c)	Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2021	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Forfeited	(20,000)	$1.64
Stock options outstanding, December 31, 2021	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Forfeited	(45,000)	$1.40
Stock options outstanding, September 30, 2022	4,256,000	$1.36
Stock options exercisable, September 30, 2022	3,067,250	$1.42

The following table summarizes information about the stock options outstanding and exercisable at September 30, 2022:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 28, 2023	$1.30	105,000	0.91	105,000	0.91
August 21, 2024	$0.79	126,000	1.89	126,000	1.89
August 4, 2025	$1.64	1,660,000	2.85	1,660,000	2.85
March 25, 2027	$1.20	2,340,000	4.48	1,170,000	4.48
May 4, 2027	$0.92	25,000	4.59	6,250	4.59
		4,256,000	3.68	3,067,250	3.37

Valuation of stock options requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the stock options was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	September 30, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	2.49%	-%
Expected dividend yield	0.00%	-%
Expected option life (years)	5.00	-
Expected stock price volatility	59.98%	-%
Expected forfeiture rate	20%	-%
Weighted average fair value	$0.63	-

During the nine months ended September 30, 2022, the Company charged $748 (nine months ended September 30, 2021 - $362) to operations as share-based payments for the fair value of stock options granted.

(d)	Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2021	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Forfeited	(104,356)	$1.54
RSUs outstanding, December 31, 2021	1,439,477	$1.32
Granted	1,799,000	$1.19
Exercised	(982,879)	$1.18
Forfeited	(64,932)	$1.40
RSUs outstanding, September 30, 2022	2,190,666	$1.27

The following table summarizes information about the RSUs outstanding at September 30, 2022:

Issuance Date	Price (C$)	Number of RSUs Outstanding
August 4, 2020	$1.64	412,666
March 25, 2022	$1.19	1,778,000
		2,190,666

During the nine months ended September 30, 2022, 1,799,000 RSUs (year ended December 31, 2021 – Nil) were granted. The weighted average fair value at the measurement date was C$1.19, based on the TSX market price of the Company’s shares on the date the RSUs were granted.

During the nine months ended September 30, 2022, the Company charged $870 (September 30, 2021 - $1,028) to operations as share-based payments for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e)	Earnings (loss) per share:

The calculations for basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Net income (loss) for the period	$(1,129)	$(214)	$1,800	$(4,686)
Basic weighted average number of shares outstanding	117,876,825	101,559,946	113,027,305	99,457,201
Effect of dilutive share options, warrants, and RSUs (‘000)	-	-	3,248,128	-
Diluted weighted average number of shares outstanding	117,876,825	101,559,946	116,275,433	99,457,201
Basic loss per share	$(0.01)	$(0.00)	$0.02	$(0.05)
Diluted loss per share	$(0.01)	$(0.00)	$0.02	$(0.05)